Note 4 - Loans - Reconciliation of ECL Allowance by Lending Asset Category (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021
Statement Line Items [Line Items]
Provision for (recovery of) credit losses	$ 78	$ (312)	$ 80	$ (255)
Loans [member]
Statement Line Items [Line Items]
Balance at beginning of period			1,453
Loans [member] | Stage 1 [member]
Statement Line Items [Line Items]
Balance at beginning of period			1,316
Loans [member] | Stage 2 [member]
Statement Line Items [Line Items]
Balance at beginning of period			137
Loans [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Balance at beginning of period			0
Commercial real estate mortgages [member] | Loans [member]
Statement Line Items [Line Items]
Balance at beginning of period	370	207	275	215
Transfer in (out) to Stage 1	0	0	0	0
Transfer in (out) to Stage 2	0	0	0	0
Transfer in (out) to Stage 3	0	0	0	0
Net remeasurement of loss allowance	49	31	144	23
Loan originations	0	0	0	0
Derecognitions and maturities	0	0	0	0
Provision for (recovery of) credit losses	49	31	144	23
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Commercial real estate mortgages [member] | Loans [member] | Stage 1 [member]
Statement Line Items [Line Items]
Balance at beginning of period	370	207	275	215
Transfer in (out) to Stage 1	14	21	52	41
Transfer in (out) to Stage 2	(27)	(46)	(85)	(90)
Transfer in (out) to Stage 3	0	0	0	0
Net remeasurement of loss allowance	62	56	177	72
Loan originations	0	0	0	0
Derecognitions and maturities	0	0	0	0
Provision for (recovery of) credit losses	49	31	144	23
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Commercial real estate mortgages [member] | Loans [member] | Stage 2 [member]
Statement Line Items [Line Items]
Balance at beginning of period	0	0	0	0
Transfer in (out) to Stage 1	(14)	(21)	(52)	(41)
Transfer in (out) to Stage 2	27	46	85	90
Transfer in (out) to Stage 3	0	0	0	0
Net remeasurement of loss allowance	(13)	(25)	(33)	(49)
Loan originations	0	0	0	0
Derecognitions and maturities	0	0	0	0
Provision for (recovery of) credit losses	0	0	0	0
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Commercial real estate mortgages [member] | Loans [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Balance at beginning of period	0	0	0	0
Transfer in (out) to Stage 1	0	0	0	0
Transfer in (out) to Stage 2	0	0	0	0
Transfer in (out) to Stage 3	0	0	0	0
Net remeasurement of loss allowance	0	0	0	0
Loan originations	0	0	0	0
Derecognitions and maturities	0	0	0	0
Provision for (recovery of) credit losses	0	0	0	0
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Commercial real estate loans [member] | Loans [member]
Statement Line Items [Line Items]
Balance at beginning of period	1,045	1,513	1,114	1,366
Transfer in (out) to Stage 1	0	0	0	0
Transfer in (out) to Stage 2	0	0	0	0
Transfer in (out) to Stage 3	0	0	0	0
Net remeasurement of loss allowance	(56)	(220)	(108)	(143)
Loan originations	80	78	160	224
Derecognitions and maturities	(20)	(63)	(117)	(139)
Provision for (recovery of) credit losses	4	(205)	(65)	(58)
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Commercial real estate loans [member] | Loans [member] | Stage 1 [member]
Statement Line Items [Line Items]
Balance at beginning of period	949	1,346	980	1,174
Transfer in (out) to Stage 1	8	0	22	0
Transfer in (out) to Stage 2	0	(56)	(4)	(58)
Transfer in (out) to Stage 3	0	0	0	0
Net remeasurement of loss allowance	(69)	(256)	(97)	(189)
Loan originations	80	78	160	224
Derecognitions and maturities	(20)	(33)	(113)	(72)
Provision for (recovery of) credit losses	(1)	(267)	(32)	(95)
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Commercial real estate loans [member] | Loans [member] | Stage 2 [member]
Statement Line Items [Line Items]
Balance at beginning of period	96	167	134	192
Transfer in (out) to Stage 1	(8)	0	(22)	0
Transfer in (out) to Stage 2	0	56	4	58
Transfer in (out) to Stage 3	0	0	0	0
Net remeasurement of loss allowance	13	36	(11)	46
Loan originations	0	0	0	0
Derecognitions and maturities	0	(30)	(4)	(67)
Provision for (recovery of) credit losses	5	62	(33)	37
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Commercial real estate loans [member] | Loans [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Balance at beginning of period	0	0	0	0
Transfer in (out) to Stage 1	0	0	0	0
Transfer in (out) to Stage 2	0	0	0	0
Transfer in (out) to Stage 3	0	0	0	0
Net remeasurement of loss allowance	0	0	0	0
Loan originations	0	0	0	0
Derecognitions and maturities	0	0	0	0
Provision for (recovery of) credit losses	0	0	0	0
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Point of sale loans and leases [member] | Loans [member]
Statement Line Items [Line Items]
Balance at beginning of period	36	72	45	137
Transfer in (out) to Stage 1	0	0	0	0
Transfer in (out) to Stage 2	0	0	0	0
Transfer in (out) to Stage 3	0	0	0	0
Net remeasurement of loss allowance	4	(23)	(5)	(88)
Loan originations	0	0	0	0
Derecognitions and maturities	0	0	0	0
Provision for (recovery of) credit losses	4	(23)	(5)	(88)
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Point of sale loans and leases [member] | Loans [member] | Stage 1 [member]
Statement Line Items [Line Items]
Balance at beginning of period	36	72	45	137
Transfer in (out) to Stage 1	0	0	0	0
Transfer in (out) to Stage 2	0	0	0	0
Transfer in (out) to Stage 3	0	0	0	0
Net remeasurement of loss allowance	4	(23)	(5)	(88)
Loan originations	0	0	0	0
Derecognitions and maturities	0	0	0	0
Provision for (recovery of) credit losses	4	(23)	(5)	(88)
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Point of sale loans and leases [member] | Loans [member] | Stage 2 [member]
Statement Line Items [Line Items]
Balance at beginning of period	0	0	0	0
Transfer in (out) to Stage 1	0	0	0	0
Transfer in (out) to Stage 2	0	0	0	0
Transfer in (out) to Stage 3	0	0	0	0
Net remeasurement of loss allowance	0	0	0	0
Loan originations	0	0	0	0
Derecognitions and maturities	0	0	0	0
Provision for (recovery of) credit losses	0	0	0	0
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Point of sale loans and leases [member] | Loans [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Balance at beginning of period	0	0	0	0
Transfer in (out) to Stage 1	0	0	0	0
Transfer in (out) to Stage 2	0	0	0	0
Transfer in (out) to Stage 3	0	0	0	0
Net remeasurement of loss allowance	0	0	0	0
Loan originations	0	0	0	0
Derecognitions and maturities	0	0	0	0
Provision for (recovery of) credit losses	0	0	0	0
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Public sector and other financing [member] | Loans [member]
Statement Line Items [Line Items]
Balance at beginning of period	4	40	19	57
Transfer in (out) to Stage 1	0	0	0	0
Transfer in (out) to Stage 2	0	0	0	0
Transfer in (out) to Stage 3	0	0	0	0
Net remeasurement of loss allowance	21	2	7	(15)
Loan originations	0	0	0	0
Derecognitions and maturities	0	(117)	(1)	(117)
Provision for (recovery of) credit losses	21	(115)	6	(132)
Write-offs	0	0	0	0
Recoveries	0	116	0	116
Public sector and other financing [member] | Loans [member] | Stage 1 [member]
Statement Line Items [Line Items]
Balance at beginning of period	4	40	16	57
Transfer in (out) to Stage 1	0	0	0	0
Transfer in (out) to Stage 2	0	0	0	0
Transfer in (out) to Stage 3	0	0	0	0
Net remeasurement of loss allowance	20	2	9	(15)
Loan originations	0	0	0	0
Derecognitions and maturities	0	(1)	(1)	(1)
Provision for (recovery of) credit losses	20	1	8	(16)
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Public sector and other financing [member] | Loans [member] | Stage 2 [member]
Statement Line Items [Line Items]
Balance at beginning of period	0	0	3	0
Transfer in (out) to Stage 1	0	0	0	0
Transfer in (out) to Stage 2	0	0	0	0
Transfer in (out) to Stage 3	0	0	0	0
Net remeasurement of loss allowance	1	0	(2)	0
Loan originations	0	0	0	0
Derecognitions and maturities	0	0	0	0
Provision for (recovery of) credit losses	1	0	(2)	0
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Public sector and other financing [member] | Loans [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Balance at beginning of period	0	0	0	0
Transfer in (out) to Stage 1	0	0	0	0
Transfer in (out) to Stage 2	0	0	0	0
Transfer in (out) to Stage 3	0	0	0	0
Net remeasurement of loss allowance	0	0	0	0
Loan originations	0	0	0	0
Derecognitions and maturities	0	(116)	0	(116)
Provision for (recovery of) credit losses	0	(116)	0	(116)
Write-offs	0	0	0	0
Recoveries	$ 0	$ 116	$ 0	$ 116